Financial Risk Management - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2019 EUR (€)	Dec. 31, 2019 SEK (kr) RiskRating	Dec. 31, 2018 SEK (kr)
Disclosure Of Financial Risk Management [Line Items]
Sales and operating income hedging advance period		3 years
SEK exchange rate		0.25 SEK/USD
Foreign exchange rate		0.25
Exchange rate would impact financial expense		kr 110,000,000
Realization of loan amount		(412,000,000)
Revaluation of loan amount		kr (160,000,000)
Percentage of probability level		99.00%
Description of Sensitivity analysis		The Company uses the Value at Risk (VaR) methodology to measure foreign exchange and interest rate risks managed by the treasury function. This statistical method expresses the maximum potential loss that can arise with a certain degree of probability during a certain period of time. For the VaR measurement, the Company has chosen a probability level of 99% and a one-day time horizon
Percentage of risk at confidence level		99.00%
Maximum foreign exchange positions		kr 45,000,000
Average of value at risk calculated		20,600,000	kr 12,800,000
Sensitivity to interest rate increase of 1 basis point		kr 0
Number of risk categories | RiskRating		3
Trade receivables and contract assets		kr 55,240,000,000	64,350,000,000
Provisions for expected credit losses on trade receivables and contract assets		2,983,000,000	4,123,000,000
Receivables write-offs		382,000,000	890,000,000
Receivables subject to enforcement		kr 0	61,000,000
Information about major customers		The ten largest customers represented 49% (53%) of the total trade receivables and contract assets in 2019.
Customer finance credits		kr 5,924,000,000	4,247,000,000
Carrying value of customer finance credits		3,756,000,000	2,883,000,000
Total customer finance arrangements		kr 80,000,000	kr 94,000,000
Aggregate percentage of customer finance exposure		69.00%	62.00%
Unutilized customer finance commitments		kr 25,854,000,000	kr 30,270,000,000
Fair value revaluations for customer finance		804,000,000	1,073,000,000
Customer finance credit realized losses		804,000,000	1,073,000,000
Repurchase of Financial assets			207,000,000
Financial assets transferred continuing involvement		0
Level 3 of fair value hierarchy [member]
Disclosure Of Financial Risk Management [Line Items]
Financial investments		2,600,000,000	2,500,000,000
Net revaluation gains or losses		0	0
European Investment Bank [member]
Disclosure Of Financial Risk Management [Line Items]
Multicurrency credit facility agreement equivalent | €	€ 250
Maturity of credit facility determined after disbursement	7 years
Derivatives [member]
Disclosure Of Financial Risk Management [Line Items]
Credit exposure		100,000,000	400,000,000
OTC derivatives [member] | Level 2 [member]
Disclosure Of Financial Risk Management [Line Items]
Assets		200,000,000	500,000,000
Liabilities		kr 1,100,000,000	kr 1,000,000,000
Middle East and Africa [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of customer finance outstanding exposure		49.00%	57.00%
South East Asia, Oceania and India [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of customer finance outstanding exposure		29.00%	15.00%
Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr (6,000,000)
Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 6,000,000
Trade receivables [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk		49.00%
Contract assets [member]
Disclosure Of Financial Risk Management [Line Items]
Concentrations of risk		53.00%
Exchange rate risk [member]
Disclosure Of Financial Risk Management [Line Items]
Description of objectives, policies and processes for managing risk		In order to spread the FX execution risk over the year, 14% of each of the next six months forecasted sales and purchases in EAB are hedged monthly. In previous year 7% of the next 12 months forecast was hedged. The hedged volumes are funded by internal loans from its parent company which are not hedged, therefore the FX impact on revaluation of the loan is recognized in financial income and expenses as incurred
Bottom of range [member]
Disclosure Of Financial Risk Management [Line Items]
Sales and operating income hedging limit percentage		0.00%
Top of range [member]
Disclosure Of Financial Risk Management [Line Items]
Sales and operating income hedging limit percentage		100.00%
Top of range [member] | Interest Bearing Assets [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 10,000,000
Top of range [member] | Interest bearing liabilities [member]
Disclosure Of Financial Risk Management [Line Items]
Sensitivity to interest rate increase of 1 basis point		kr 1,300,000	kr 1,800,000